Accrued Expenses and Other Current Liabilities	12 Months Ended
Jul. 31, 2025
TALENTEC SDN. BHD. [Member]
Accrued Expenses and Other Current Liabilities

6.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of July 31,
	2024	2025
Non-trade creditors(1)	$6,979	$501,795
Accrued expenses	110,725	28,262
Payroll payable	26,893	31,931
Other tax payable(2)	34,431	38,634
Interest payable	3,088	2,882
Accrued expenses and other current liabilities	$182,116	$603,504

(1)	The balance mainly represented payable to The Sire Group Ltd. amounted to US$377,317 as of July 31, 2025, which was reclassified from the amount due to a related party.

(2)	Other tax payable mainly include the sales and service tax (“SST”) payable.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)